Employee Benefit Plan - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Section Four Hundred And One K Tax Savings Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Arrangement with Individual, Contributions by Employer	$ 0
Defined Benefit Plan, Underfunded Plan [Member] | Defined Contribution Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Funded (Unfunded) Status of Plan	$ 0	$ 0